Expense Example - AMERICAN FUNDS CORPORATE BOND FUND	Aug. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 443
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,201
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	419
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,190
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,511
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,271
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604